Promissory Notes and Loans Payable (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Notes and Loans Payable [Abstract]
Schedule of related party officer and his affiliates convertible notes balance
	December 31, 2020	September 30, 2020
Principal loans and notes	$695,132	$990,305
Discounts	(38,017)	(87,054)
Total	657,115	903,251
Less Current portion	(286,405)	903,251
Non-current	$370,710	$-

	2020	2019
Principal loans and notes	$990,305	$372,260
Discounts	(87,054)	(87,311)
Total	$903,251	$284,949